Investments - Investee - B (Details)	12 Months Ended
	Jun. 30, 2022 CAD ($) year $ / shares	Jun. 30, 2021 CAD ($) year	Jun. 30, 2022 USD ($) year	Jun. 30, 2021 USD ($) year
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on derivative investments	$ (19,951,000)	$ 12,758,000
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on derivative investments	(19,951,000)	12,758,000
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount	$ 12,900,000	12,400,000	$ 10,000,000.0	$ 10,000,000.0
Interest rate	1.50%		1.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 4.9585
Investor rights agreement, milestone options, nomination of a director, required entity ownership percentage	10.00%		10.00%
Financial assets, at fair value	$ 14,000,000.0	14,400,000	$ 10,800,000	$ 11,600,000
Unrealized gain (loss) on derivative investments	$ 1,000,000.0	$ 400,000
Estimated share price | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	3.71	3.71
Percentage of reasonably possible increase in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 200,000	$ 300,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 200,000	$ 300,000
Risk-free interest rate | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.0277	0.0029	0.0277	0.0029
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0	0	0	0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.4193	0.4475	0.4193	0.4475
Percentage of reasonably possible increase in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%	10.00%	10.00%	10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 100,000	$ 200,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 100,000	$ 200,000
Credit spread | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.0134	0.0048	0.0134	0.0048
Expected life | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year	1.01	2.01	1.01	2.01